Fair Value of Financial Instruments - Summary of Assets Measured at Fair Value on Non Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of Impaired loans	$ 1,826	$ 10,353
Total (Losses) Gains Or Changes in Net Assets, Impaired loans	(1,452)	(17,131)
Loans held-for-sale, at lower of cost or market	4,083
Total Losses Or Changes in Net Assets/Liabilities, loans held- for-sale	(4,852)
Fair value of Real estate owned	144	726
Total (Losses) Gains Or Changes in Net Assets, Real estate owned	(835)	(75)
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Loans held-for-sale, at lower of cost or market	4,083
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of Impaired loans	1,826	10,353
Fair value of Real estate owned	144	726
Non-Recurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of SBA servicing asset		364
Total (Losses) Gains Or Changes in Net Assets, SBA servicing asset		(25)
Non-Recurring [Member] | Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Loans held-for-sale, at lower of cost or market	4,100
Non-Recurring [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of SBA servicing asset		$ 364